Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Saturna Growth Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	15.99%	24.45%	28.25%	(25.25%)	22.99%	30.48%	36.38%	0.42%	22.36%	(0.46%)
Saturna International Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	22.50%	1.27%	24.82%	(22.62%)	17.51%	15.09%	26.85%	(3.94%)	25.46%	7.11%
Saturna Core Fund | Saturna Core Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	14.18%	9.81%	9.83%	(10.38%)	12.11%	10.36%	19.99%	(4.62%)	14.58%	4.22%
Saturna Global Sustainable Bond Fund | Saturna Global Sustainable Bond Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	10.10%	(0.74%)	6.94%	(8.54%)	(1.88%)	6.82%	7.08%	(3.17%)	5.89%	1.85%